Annual Total Returns[BarChart] - Ashmore Emerging Markets Frontier Equity Fund - Institutional	2014	2015	2016	2017	2018	2019	2020
Total	6.64%	(9.96%)	10.88%	29.01%	(18.03%)	14.09%	(4.11%)